Capital and Reserves (Details 1)	Jul. 31, 2021 $ / shares	Jul. 31, 2020 $ / shares	Jul. 31, 2019 $ / shares
Weighted average exercise price outstanding, beginning	$ 0.05	$ 0.05	$ 0
Number of warrants outstanding, beginning	8,909,092	13,636,365	0